OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Mark-to-market swaps valuation:
Deferred operating lease and charter hire revenue	$ 31,288	$ 15,588
Unfavorable contract intangibles	19,028	20,610
Current portion of operating lease liability	$ 1,110	$ 511
Operating lease, liability, current, location	Other current liabilities	Other current liabilities
Market-to-market liability on interest rate swaps	$ 0	$ 385
Debt guarantee liability	849	944
Other payables	189	5,009
Nonrelated Party
Mark-to-market swaps valuation:
Other current liabilities	52,464	$ 43,047
Hygo Energy Transition Ltd
Mark-to-market swaps valuation:
Accounts payable	$ 5,000